Leases (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Lease cost					$ 5,244	$ 1,795
Prepaid rent			$ 3,824	$ 365
Finance lease term						36 months
Short term lease cost					242	$ 1,117
Up front payments					6,260	114,907
Line of credit			6,435
Secure leases payments					1,860
Accounts receivable			$ 2,607		2,607
Lease income for operating lease					$ 21,224	$ 7,935
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Lease terms description		These leases have three and seven-year lease terms
GPU Servers [Member]
Property, Plant and Equipment [Line Items]
Lease cost	$ 590
Lease term	36 months
Prepaid rent	$ 16
Colocation Leases [Member]
Property, Plant and Equipment [Line Items]
Lease term			12 months 15 days		12 months 15 days
Lease description					lease automatically extends for additional twelve-month renewal terms unless the Company provides advance notice of its intent to terminate the lease at the end of the then-current lease term. At lease commencement, the Company was reasonably certain to exercise the second renewal option which is scheduled to expire in February 2027.